UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

CNH Industrial Capital America LLC(1)

(Securitizer)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒          Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported): January 30, 2019

Commission File Number of securitizer:  025-00178

Central Index Key Number of securitizer: 0001540092

Eric Mathison, General Counsel (262) 636-6431

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga 1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga 1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga 1(c)(2)(ii) ☒

(1) CNH Industrial Capital America LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities issued by the following affiliated issuers/depositors: (i) CNH Capital Receivables LLC (Central Index Key Number 0001115252); and (ii) CNH Wholesale Receivables LLC (Central Index Key Number 0001258121).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 30, 2019

CNH INDUSTRIAL CAPITAL AMERICA LLC
(Securitizer)

By:	/s/ Brett D. Davis
Name: Brett D. Davis
Title: President (senior officer in charge of securitization)

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